UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-7136

Name of Fund:  MuniYield Pennsylvania Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniYield Pennsylvania Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments


MuniYield Pennsylvania Insured Fund


Schedule of Investments as of January 31, 2006                                                                     (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                        Value
Pennsylvania - 137.1%   $   3,285    Abington, Pennsylvania, School District, GO, Series A, 5% due 4/01/2032 (e)      $     3,423

                            2,000    Allegheny County, Pennsylvania, Hospital Development Authority, Health Center
                                     Revenue Bonds (University of Pittsburgh Medical Center Health System), Series B,
                                     6% due 7/01/2026 (f)                                                                   2,428

                            5,000    Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Refunding
                                     Bonds, Series A, 5% due 12/01/2030 (f)                                                 5,237

                            5,500    Delaware County, Pennsylvania, IDA, Revenue Bonds (Pennsylvania Suburban Water
                                     Company Project), AMT, Series A, 5.15% due 9/01/2032 (a)                               5,671

                            4,770    Delaware County, Pennsylvania, IDA, Water Facilities Revenue Refunding Bonds
                                     (Aqua Pennsylvania Inc. Project), AMT, Series B, 5% due 11/01/2036 (c)                 4,878

                            1,500    Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government
                                     Revenue Bonds, 5.75% due 7/01/2032                                                     1,722

                            5,000    Erie County, Pennsylvania, Convention Center Authority, Convention Center Hotel
                                     Revenue Bonds, 5% due 1/15/2036 (c)                                                    5,182

                            4,000    Gettysburg, Pennsylvania, Municipal Authority, College Revenue Refunding
                                     Bonds, 5% due 8/15/2023 (f)                                                            4,165

                            4,000    Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Lancaster
                                     General Hospital Project), 5.50% due 3/15/2026                                         4,182

                            3,000    Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue
                                     Refunding Bonds (Saint Lukes Hospital of Bethlehem), 5.375% due 8/15/2033              3,087

                            7,800    Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light
                                     Utilities Corporation Project), Series A, 4.70% due 9/01/2029 (c)                      7,855

                            3,500    Luzerne County, Pennsylvania, IDA, Water Facility Revenue Refunding Bonds, RIB,
                                     AMT, Series 1170, 6.89% due 9/01/2034 (a)(h)                                           3,687

                            2,675    North Allegheny, Pennsylvania, School District, GO, Series C, 5.25% due
                                     5/01/2027 (e)                                                                          2,865

                            5,000    Northampton Borough, Pennsylvania, Municipal Authority, Water Revenue Bonds, 5%
                                     due 5/15/2034 (f)                                                                      5,178

                            6,000    Northumberland County, Pennsylvania, IDA, Water Facilities Revenue Refunding
                                     Bonds (Aqua Pennsylvania Inc. Project), AMT, 5.05% due 10/01/2039 (c)                  6,132

                            3,055    Pennsbury, Pennsylvania, School District, GO, Refunding, 5.50% due 1/15/2020 (c)       3,342


Portfolio Abbreviations

To simplify the listings of MuniYield Pennsylvania Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT       Alternative Minimum Tax (subject to)
DRIVERS   Derivative Inverse Tax-Exempt Receipts
EDR       Economic Development Revenue Bonds
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
PCR       Pollution Control Revenue Bonds
RIB       Residual Interest Bonds
S/F       Single-Family
VRDN      Variable Rate Demand Notes



MuniYield Pennsylvania Insured Fund


Schedule of Investments as of January 31, 2006 (concluded)                                                         (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                        Value
Pennsylvania            $   1,200    Pennsylvania Economic Development Financing Authority, Solid Waste Disposal
(concluded)                          Revenue Bonds (Waste Management Inc. Project), AMT, Series A, 5.10% due
                                     10/01/2027                                                                       $     1,201

                              175    Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 60A, 5.85%
                                     due 10/01/2027 (d)(f)                                                                    179

                            3,000    Pennsylvania State Higher Educational Facilities Authority, Revenue Bonds
                                     (UPMC Health System), Series A, 6% due 1/15/2022                                       3,275

                            4,305    Pennsylvania State Higher Educational Facilities Authority, Revenue Bonds (York
                                     College of Pennsylvania Project), Series EE-1, 5% due 11/01/2033 (g)                   4,446

                            7,000    Pennsylvania State IDA, EDR, Refunding, 5.50% due 7/01/2020 (a)                        7,710

                            3,585    Pennsylvania State Public School Building Authority, Revenue Bonds (Lehigh
                                     Career and Technical Institute), 5.125% due 10/01/2028 (c)                             3,753

                            2,000    Pennsylvania State Public School Building Authority, Revenue Bonds (Lehigh
                                     Career and Technical Institute), 5.25% due 10/01/2032 (c)                              2,115

                           10,000    Pennsylvania State Public School Building Authority, School Lease Revenue Bonds
                                     (The School District of Philadelphia Project), 5.25% due 6/01/2025 (e)                10,756

                           10,300    Pennsylvania State Public School Building Authority, School Lease Revenue Bonds
                                     (The School District of Philadelphia Project), 5% due 6/01/2033 (e)                   10,618

                            7,500    Pennsylvania State Public School Building Authority, School Revenue Bonds, DRIVERS,
                                     Series 371, 7.155% due 6/01/2011 (e)(h)                                                8,465

                            7,500    Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, DRIVERS,
                                     Series 366, 7.654% due 6/01/2011 (f)(h)                                                8,938

                            1,700    Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Refunding
                                     Bonds, Series A, 5% due 12/01/2023 (a)                                                 1,776

                            3,900    Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, DRIVERS,
                                     Series 460-Z, 7.654% due 6/01/2012 (a)(h)                                              4,666

                            1,000    Philadelphia, Pennsylvania, Airport Revenue Bonds, Series A, AMT, 5% due
                                     6/15/2025 (f)                                                                          1,030

                            8,000    Philadelphia, Pennsylvania, Airport Revenue Bonds, Series A, AMT, 4.75% due
                                     6/15/2035 (f)                                                                          7,814

                            4,000    Philadelphia, Pennsylvania, Authority for Industrial Development, Airport
                                     Revenue Refunding Bonds (Philadelphia Airport System Project), AMT, Series A,
                                     5.50% due 7/01/2017 (c)                                                                4,294

                            3,655    Philadelphia, Pennsylvania, Authority for Industrial Development, Airport
                                     Revenue Refunding Bonds (Philadelphia Airport System Project), AMT, Series A,
                                     5.50% due 7/01/2018 (c)                                                                3,924

                            9,125    Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                     Bonds (City of Philadelphia Project), Series A, 5.375% due 2/15/2027 (f)               9,453

                            3,000    Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                     Bonds, Series B, 5.50% due 10/01/2020 (e)                                              3,283

                            4,680    Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                     Bonds, Series B, 5.50% due 10/01/2021 (e)                                              5,088

                           10,000    Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 1998 General Ordinance,
                                     4th Series, 5% due 8/01/2032 (e)                                                      10,309

                              500    Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                     Hospital Revenue Refunding Bonds (Children's Hospital Project), VRDN, Series C,
                                     3.04% due 7/01/2031 (f)(i)                                                               500

                            3,000    Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                     Hospital Revenue Refunding Bonds (Presbyterian Medical Center), 6.65% due
                                     12/01/2019 (b)                                                                         3,651

                            3,000    Philadelphia, Pennsylvania, Housing Authority Revenue Bonds (Capital Fund Program),
                                     Series A, 5.50% due 12/01/2018 (e)                                                     3,265

                            4,645    Philadelphia, Pennsylvania, Qualified Redevelopment Authority Revenue Bonds,
                                     AMT, Series B, 5% due 4/15/2027 (c)                                                    4,751

                            1,750    Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds (Neighborhood
                                     Transformation), Series A, 5.50% due 4/15/2022 (c)                                     1,890

                            5,000    Philadelphia, Pennsylvania, School District, GO, RIB, Series 677, 7.97% due
                                     8/01/2021 (c)(h)                                                                       6,181

                            5,000    Philadelphia, Pennsylvania, School District, GO, Series D, 5.125% due 6/01/2034 (c)    5,206

                            4,000    Philadelphia, Pennsylvania, School District, GO, Series D, 5.25% due 6/01/2034 (c)     4,241

                            5,000    Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series A, 5%
                                     due 7/01/2028 (e)                                                                      5,225

                            1,650    Pittsburgh, Pennsylvania, Water and Sewer Authority, Water and Sewer System
                                     Revenue Bonds, First Lien, 5% due 9/01/2025 (f)                                        1,735

                            8,640    Pittsburgh, Pennsylvania, Water and Sewer Authority, Water and Sewer System
                                     Revenue Bonds, First Lien, 5% due 9/01/2033 (f)                                        8,953

                            6,000    Reading, Pennsylvania, School District, GO, 5% due 1/15/2029 (e)                       6,288

                            2,600    Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding
                                     Bonds (Guthrie Healthcare System), Series A, 5.875% due 12/01/2031                     2,775

                            4,500    Southeastern Pennsylvania Transportation Authority, Special Revenue Bonds, 5.375%
                                     due 3/01/2017 (c)                                                                      4,676

                            2,525    Southeastern Pennsylvania Transportation Authority, Special Revenue Bonds, 5.375%
                                     due 3/01/2022 (c)                                                                      2,623

                            2,570    Westmoreland County, Pennsylvania, Municipal Authority, Municipal Service Revenue
                                     Bonds, 5.25% due 8/15/2028 (e)                                                         2,761


Guam - 1.5%                 2,500    A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds,
                                     AMT, Series C, 5% due 10/01/2023 (f)                                                   2,564


Puerto Rico -16.2%         10,000    Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2034          10,137

                            5,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                     7/01/2027 (g)                                                                          5,253

                            4,500    Puerto Rico Municipal Finance Agency, GO, Series A, 5.25% due 8/01/2023                4,805

                            2,500    Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                     Bonds, Series I, 5.50% due 7/01/2025                                                   2,706

                            5,000    Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                     Bonds, Series I, 5.375% due 7/01/2034                                                  5,257

                            1,000    Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                     Series E, 5.50% due 8/01/2029                                                          1,053

                                     Total Municipal Bonds (Cost - $266,820) - 154.8%                                     278,623


                           Shares
                             Held    Short-Term Securities
                               23    CMA Pennsylvania Municipal Money Fund (j)                                                 23

                                     Total Short-Term Securities (Cost - $23) - 0.0%                                           23

                                     Total Investments (Cost - $266,843*) - 154.8%                                        278,646
                                     Other Assets Less Liabilities - 1.9%                                                   3,442
                                     Preferred Shares, at Redemption Value - (56.7%)                                    (102,049)
                                                                                                                      -----------
                                     Net Assets Applicable to Common Shares - 100.0%                                  $   180,039
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $      266,843
                                              ==============
    Gross unrealized appreciation             $       12,235
    Gross unrealized depreciation                      (432)
                                              --------------
    Net unrealized appreciation               $       11,803
                                              ==============


(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FHA Insured.

(e) FSA Insured.

(f) MBIA Insured.

(g) XL Capital Insured.

(h) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(i) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.
    The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                      Net         Dividend
    Affiliate                                       Activity        Income

    CMA Pennsylvania Municipal Money Fund           (2,691)        $    10


o   Forward interest rate swaps entered into as of January 31, 2006 were as follows:


                                                Notional          Unrealized
                                                 Amount          Appreciation

    Pay a fixed rate of 3.999% and receive a floating rate based on 1-week Bond Market
    Association rate

    Broker, JP Morgan Chase & Co.
    Expires April 2026                         $  32,000           $    160



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Pennsylvania Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Pennsylvania Insured Fund, Inc.


Date:  March 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Pennsylvania Insured Fund, Inc.


Date:  March 20, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       MuniYield Pennsylvania Insured Fund, Inc.


Date:  March 20, 2006